Non Hedge Derivative (Gain)/Loss and movement on Bonds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
(Gain)/Loss on non-hedge derivatives	$ (93)	$ (83)	$ 703
Gain on non-hedge derivatives	10
Effects Of Accelerated Hedge Settlements [Abstract]
Accelerated hedge settlement of non-hedge derivatives	0	0	2,698
Previously designated NPSE contracts	0	0	405
Other non-hedge derivative contracts	0	0	2,293
Fair Value Disclosures Movement On Bonds [Abstract]
Fair value (gain)/loss on mandatory convertible bonds	(172)	(113)	83
Fair value movements on conversion features of convertible bonds	83	84
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Book Maturities Cost			$ 277
Three Year Time Period Mandatory Convertible Debt			3 years